Average Annual Total Returns{- Fidelity SAI Municipal Income Fund} - 12.31 Fidelity SAI Municipal Income Fund_PRO-07 - Fidelity SAI Municipal Income Fund	Fidelity SAI Municipal Income Fund Return Before Taxes Past 1 year	Fidelity SAI Municipal Income Fund Return Before Taxes Since Inception		Fidelity SAI Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity SAI Municipal Income Fund After Taxes on Distributions Since Inception		Fidelity SAI Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Municipal Income Fund After Taxes on Distributions and Sales Since Inception		LB015 Past 1 year	LB015 Since Inception		LB083 Past 1 year	LB083 Since Inception
Total	2.33%	5.46%	[1]	2.30%	5.36%	[1]	2.18%	4.77%	[1]	1.52%	4.89%	[1]	1.69%	5.30%	[1]

[1]	(a)From October 2, 2018